Short-term Investment (Tables)	12 Months Ended
Oct. 31, 2023
Short-term Investment [Abstract]
Schedule of Fair Value of Common Shares	As of October 31, 2023, the Company holds 27,778 ordinary shares of Medigus (approximately 0.11%) with a total fair value of $86,112. The fair value of ordinary shares held was determined by reference to public price quotations in an active market. See Note 12.
	October 31, 2022	Additions	Unrealized loss	October 31, 2023

Medigus Ltd. – Shares	$193,750	$-	$(107,638)	$86,112
	October 31, 2021	Additions	Unrealized loss	October 31, 2022

Medigus Ltd. – Shares	$-	$501,938	$(308,188)	$193,750